FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 4,135	$ 6,957
Capital securities	3,075	3,385
Total financial liabilities	62,794	72,738
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets		767	$ 835
Total financial liabilities		838	$ 836
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	0	268
Securities designated as FVTPL	1,250	239
Investments in equity instruments designated at fair value through other comprehensive income	121	260
Derivative assets	90	247
Total financial assets	1,461	1,014
Capital securities	922	813
Derivative financial liabilities	702	340
Loan payable	0	24
Total financial liabilities	1,624	1,177
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	0	0
Securities designated as FVTPL	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Derivative assets	0	0
Total financial assets	0	0
Capital securities	0	0
Derivative financial liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	0	0
Securities designated as FVTPL	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Derivative assets	90	247
Total financial assets	90	247
Capital securities	0	0
Derivative financial liabilities	702	340
Loan payable	0	0
Total financial liabilities	702	340
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	0	268
Securities designated as FVTPL	1,250	239
Investments in equity instruments designated at fair value through other comprehensive income	121	260
Derivative assets	0	0
Total financial assets	1,371	767
Capital securities	922	813
Derivative financial liabilities	0	0
Loan payable	0	24
Total financial liabilities	$ 922	$ 837